Fair Value	6 Months Ended
Jun. 30, 2020
Fair Value [Abstract]
FAIR VALUE

16. Fair value

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:

Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: Other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between Levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

	30 June 2020
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD

FVTPL	19,154,181	-	-	19,154,181
Quoted equities at FVOCI	12,571,665	-	-	12,571,665
Quoted bonds at FVOCI	287,971,277	-	-	287,971,277
Unquoted equities at FVOCI*	-	-	6,950,226	6,950,226
Investment properties	-	-	23,754,653	23,754,653
	319,697,123	-	30,704,879	350,402,002

	31 December 2019
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD

FVTPL	21,805,575	-	-	21,805,575
Quoted equities at FVOCI	14,628,558	-	-	14,628,558
Quoted bonds at FVOCI	208,525,361	-	-	208,525,361
Unquoted equities at FVOCI*	-	-	5,794,187	5,794,187
Investment properties	-	-	25,712,312	25,712,312
	244,959,494	-	31,506,499	276,465,993

* Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows:

	30 June 2020	31 December 2019
	USD	USD

Balance at the beginning of the period / year	5,794,187	5,988,087
Purchases	1,503,254	-
Total losses recognized in OCI	(347,215)	(193,900)
Balance at the end of the period / year	6,950,226	5,794,187